SUPPLEMENTAL CASH FLOW INFORMATION - Non-cash Working Capital (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Cash Flow Statement [Abstract]
Accounts receivable	$ (147)	$ (324)
Inventory	80	(73)
Prepayments and other	(12)	(79)
Accounts payable and other	557	(38)
Changes in non-cash working capital, net	$ 478	$ (514)